Annual Fund Operating Expenses - Class P Shares - Goldman Sachs Strategic Volatility Premium Fund - Class P Shares	Dec. 29, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.24%	[1]
Acquired (Underlying) Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and Expense Limitation	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.50%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.